Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [Abstract]
Computation of basic and diluted earnings per share [text block table]
Computation of basic and diluted earnings per share
in € m.	2021	2020	2019
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	2,451	483	(5,390)
Coupons paid on additional equity components	(363)	(349)	(330)
Net income (loss) attributable to Deutsche Bank shareholders – numerator for basic earnings per share	2,088	135	(5,719)
Effect of dilutive securities	0	0	0
Net income (loss) attributable to Deutsche Bank shareholders after assumed conversions – numerator for diluted earnings per share	2,088	135	(5,719)
Number of shares in million
Weighted-average shares outstanding – denominator for basic earnings per share	2,096.5	2,108.2	2,110.0
Effect of dilutive securities:
Forwards	0.0	0.0	0.0
Employee stock compensation options	0.0	0.0	0.0
Deferred shares	46.6	62.0	0.0
Other (including trading options)	0.0	0.0	0.0
Dilutive potential common shares	0.0	0.0	0.0
Adjusted weighted-average shares after assumed conversions – denominator for diluted earnings per share	2,143.2	2,170.1	2,110.0

Earnings per share [text block table]	Earnings per share
in €	2021	2020	2019
Basic earnings per share	1.00	0.06	(2.71)
Diluted earnings per share	0.97	0.06	(2.71)

Instruments outstanding and not included in the calculation of diluted earnings per share [text block table]
Instruments outstanding and not included in the calculation of diluted earnings per share[1]
Number of shares in m.	2021	2020	2019
Call options sold	0.0	0.0	0.0
Employee stock compensation options	0.0	0.0	0.0
Deferred shares	0.0	0.0	117.6